PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	¥ 432,465		¥ 454,141
Depreciation charge for the year	(60,802)		(68,303)	¥ (72,293)
Impairment	(8,639)		(10,768)	(2,358)
Balance at end of period	395,868	$ 60,844	432,465	454,141
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	873,326		809,282
Additions	49,036		44,538
Disposals and write-offs	(3,491)		(6,402)
Exchange differences	(25,133)		25,908
Balance at end of period	893,738		873,326	809,282
Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(440,861)		(355,141)
Depreciation charge for the year	(60,802)		(68,303)
Impairment	(8,639)		(10,768)
Disposals and write-offs	1,443		3,566
Exchange differences	10,989		(10,215)
Balance at end of period	(497,870)		(440,861)	(355,141)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	428,503
Balance at end of period	392,914		428,503
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	867,626		803,986
Additions	48,937		44,302
Disposals and write-offs	(2,577)		(6,365)
Exchange differences	(24,985)		25,703
Balance at end of period	889,001		867,626	803,986
Oil and gas properties [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(439,123)		(353,824)
Depreciation charge for the year	(60,442)		(67,906)
Impairment	(8,639)		(10,768)
Disposals and write-offs	1,185		3,532
Exchange differences	10,932		(10,157)
Balance at end of period	(496,087)		(439,123)	(353,824)
Vehicles and office equipment and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	3,962
Balance at end of period	2,954		3,962
Vehicles and office equipment and others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	5,700		5,296
Additions	99		236
Disposals and write-offs	(914)		(37)
Exchange differences	(148)		205
Balance at end of period	4,737		5,700	5,296
Vehicles and office equipment and others [member] | Accumulated depreciation, depletion and amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(1,738)		(1,317)
Depreciation charge for the year	(360)		(397)
Impairment	0		0
Disposals and write-offs	258		34
Exchange differences	57		(58)
Balance at end of period	¥ (1,783)		¥ (1,738)	¥ (1,317)